Intangible Liabilities - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
June 30, 2024	$ 6,041
June 30, 2025	2,383
June 30, 2026	273
Below Market Lease, Net, Total	$ 8,697